Expense Example	Feb. 09, 2026 USD ($)
Defiance AdvMicrDev LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	322
Defiance AAPL LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Blkstne LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance CRCL LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance COIN LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance FcBk LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance MSTR LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance NVDA LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance ORCL LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance PLTR LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance TSLA LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Bitcoin LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Ethereum LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Gold LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Gold Miners LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Silver LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Solana LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance XRP LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	$ 322